Property and Equipment, net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 5,905	$ 5,745	$ 4,650
Less: accumulated depreciation and amortization	(3,814)	(3,559)	(2,851)
Property and equipment net	$ 3,180	$ 3,381	2,382
Computers and purchased software
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Property and equipment at cost	$ 618	$ 618	575
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 1,943	$ 1,943	1,822
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Property and equipment at cost	$ 291	$ 291	251
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 3,053	$ 2,893	2,002
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 1,089	$ 1,195	$ 583